PROSPECTUS
                                                            DATED MARCH 14, 2003


The Andrew Portfolio
--------------------
(Formerly the Walnut Asset Management Equity Portfolio)

The Walnut Asset Management Equity Portfolio has been changed to the Andrew Portfolio (the "Portfolio"). New investment objectives, policies and strategies have been adopted by the Portfolio's Board of Directors and approved by the Portfolio's shareholder. The Portfolio will commence operations under its new format on or before May 15, 2003. Prior to the commencement of operations, the Portfolio's distributor, Citco-Quaker Fund Distributors, Inc., Inc., will accept subscriptions for shares of the Portfolio at the initial offering price of $10.00 per share. This subscription period for Portfolio shares is currently scheduled to expire on or before 3:00 p.m., Eastern time, May15, 2003 (the "Subscription Period").

Subscriptions for Portfolio shares received during the Subscription Period will be accepted by the Portfolio and become firm orders when the Portfolio commences investment operations on or before May 15, 2003. Checks accompanying subscriptions received during the Subscription Period will be held uninvested until the close of business on May 15, 2003. Checks received after May 15th will be invested in the Portfolio at the Portfolio's then current public offering price.

Jonathan James, LLC ("JJL"), sub-investment adviser to the Portfolio, reserves the right to terminate the subscription period at any time prior to May 15, 2003 in the event that subscriptions totaling $2 million or more have been received. You will be notified of any such termination, and your subscription funds will be invested as though the full Subscription Period had elapsed. JJL also reserves the right to decline to commence investment operations the Portfolio fails to acquire at least $2 million in subscriptions. In such an event, you subscription money will be returned to you.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

The Penn Street Funds, Inc.
1288 Valley Forge Road, Suite 88
Valley Forge, PA 19482
1-866-207-5175

                                TABLE OF CONTENTS

THE ANDREW PORTFOLIO .....................................................    --
--------------------------------------------------------------------------------

The Portfolio's Investment Objective .....................................    --
The Portfolio's Principal Investment Strategies and Policies .............    --
The Investment Selection Process Used by the Portfolio's Sub-Advisor .....    --
The Portfolio's Principal Investment Risks ...............................    --
The Portfolio's Past Performance History .................................    --
Costs of Investing in the Portfolio ......................................    --
Expense Example ..........................................................    --

WHO MANAGES THE FUND .....................................................    --
--------------------------------------------------------------------------------

The Investment Advisor ...................................................    --
The Portfolio's Sub-Advisor ..............................................    --
The Portfolio's Portfolio Managers .......................................    --

HOW TO BUY AND SELL SHARES ...............................................    --
--------------------------------------------------------------------------------

Pricing of Portfolio Shares ..............................................    --
Investing in the Portfolio ...............................................    --
Minimum Investments ......................................................    --
How To Sell (Redeem) Your Shares .........................................    --
Dividends and Distributions ..............................................    --
Tax Considerations .......................................................    --
General Information ......................................................    --

FOR MORE INFORMATION .....................................................    --
--------------------------------------------------------------------------------

THE ANDREW PORTFOLIO
--------------------

THE PORTFOLIO'S INVESTMENT OBJECTIVE

The Portfolio seeks to build shareholder wealth by preserving shareholder capital, providing above-average current income, and providing opportunity for reasonable capital growth. The Portfolio's Board of Directors approved this investment objective at a meeting held on January 29, 2003 and it was ratified by the Portfolio's sole shareholder on March 14, 2003.

THE PORTFOLIO'S PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Portfolio's Sub-Adviser attempts to build shareholder wealth by:

     o Purchasing investment grade fixed income securities, including corporate securities;
     o Purchasing preferred stock and common stock with a history of dividend payments;
     o Investing in selected common stocks that fall within the Sub-Advisor's analytical framework;
     o Investing in short term money market instruments such as commercial paper and U.S. Treasury bills and short term notes; and
     o Using selected options positions as a hedging vehicle to minimize capital loss risk.

To choose the common stocks in which the Portfolio will invest, the Sub-Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    solid financial condition;
     o    consistent earnings and/or dividend history;
     o    company or industry group is temporarily out of favor;
     o    undervalued or overlooked assets;
     o    not widely owned or followed by institutional investors;
     o experienced or is likely to experience a triggering event that may cause an increase in value.

Examples of a trigger for a possible increase in value include:

     o    a change in corporate structure;
     o    a change in a company's key management;
     o    initiating or  increasing  an  authorized  buy-back of a company's own stock;
     o    apparent   corporate   efforts   to   take   advantage   of   business
          opportunities;
     o    increased   following  by   securities   analysts  and   institutional
          investors;
     o    beneficiary of a long term demographic or economic trend;
     o    beneficiary of change in government policy or regulations.

The Portfolio will generally invest for the long term and will, under most conditions, stay at least 80% invested in securities. However, under abnormal market or economic conditions, the Portfolio's Sub-Advisor may adopt a temporary defensive investment position in the market. When the Sub-Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Portfolio's total net assets. During times when the Portfolio holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives and the Portfolio's performance may be negatively affected as a result.

The Portfolio is a "diversified" portfolio, meaning that at least 75% of the Portfolio's assets will normally be invested in securities that comprise, at the time of purchase, less than 5% of the Portfolio's total assets or otherwise qualify as a diversified holding. The Portfolio's Board of Directors approved the above-described investment strategies and policies at a meeting held on January 29, 2003 and they were ratified by the Portfolio's sole shareholder on March 14, 2003.

THE INVESTMENT SELECTION PROCESS USED BY THE SUB-ADVISOR

The Sub-Advisor employs fundamental security analysis of individual companies which have been identified through a "top down" approach of analyzing macro-economic factors, then employing a "bottom up" approach to identify specific securities. In selecting stocks for the Portfolio, the Sub-Advisor engages in its own primary research and research provided by third parties.

As part of its fundamental research, the Sub-Advisor may also rely upon specific sources of information, including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Sub-Advisor also reviews traditional financial data such as price-sales and earnings ratios, returns on assets and equity, market volatility of the company's securities, earnings growth vs. cash flow, and price to cash ratios.

THE PORTFOLIO'S PRINCIPAL INVESTMENT RISKS

Risks in General
----------------
You could lose money investing in the Portfolio. When you sell your Portfolio shares, they may be worth less than what you paid for them because the value of the Portfolio's investments will vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Portfolio. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the multitude of factors affecting the prices of the securities in which the Portfolio invests on a day-to-day basis. There is also the risk the Sub-Advisor will not accurately predict the direction of the market as a whole and or may select stocks that under perform the market or their peers. As a result, the Sub-Advisor's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Portfolio. An investment in the Portfolio may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks
-----------------------------------
The Portfolio invests primarily in common stocks, which subjects the Portfolio and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Portfolio invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services, or for no readily apparent reason at all. In addition, a company's share price may also decline if its earnings or revenues fall short of marketplace expectations.

There are overall stock market risks that may also affect the value of the Portfolio. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Portfolio's investments may increase or decrease more than the stock markets in general.

THE PORTFOLIO'S PAST PERFORMANCE HISTORY

BECAUSE THE PORTFOLIO HAS ADOPTED A NEW INVESTMENT OBJECTIVE, NEW INVESTMENT STRATEGIES AND HAS ENGAGED A NEW INVESTMENT MANAGER, AN OPERATING HISTORY WHICH WOULD BE REFLECTED IN A PERFORMANCE BAR CHART AND TABLE DESCRIBING THE PORTFOLIO'S ANNUAL PERFORMANCE AND COMPARING THAT PERFORMANCE TO APPROPRIATE INDICES, IS NOT YET AVAILABLE.

COSTS OF INVESTING IN THE PORTFOLIO

THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO. ANNUAL PORTFOLIO OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE PORTFOLIO, SO THEIR EFFECT IS ALREADY INCLUDED IN THE PORTFOLIO'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases       None

Maximum Deferred Sales Charge (Load)                   None

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                      None

Redemption Fees1                                       None

Exchange Fees                                          None

ANNUAL PORTFOLIO OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
--------------------------------------------------
Type of Fee
-----------

Management Fees2                                       0.75%
Distribution & Servicing (12b-1) Fees3                 0.25%
Other Expenses4                                        0.75%
                                                       -----
Total Annual Portfolio Operating Expenses6             1.75%
                                                       =====

1. The Portfolio's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer

2. Management fees include a fee of 0.75% for investment advisory services to the Investment Advisor, Citco-Quaker Fund Advisors, Inc., of which a fee of 0.50% is paid to the Portfolio's sub-Advisor, Jonathan James, LLC., by Citco-Quaker Fund Advisors, Inc.
3. The Portfolio's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
4. Other Expenses include fees paid to the Portfolio's transfer agent, administrator, and other service providers.
5. Because this is a new Portfolio, Other Expenses are good faith estimates for the Portfolio's current fiscal year.

EXPENSE EXAMPLE

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS PORTFOLIO VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE PORTFOLIO'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
                          ONE YEAR        THREE YEARS
                   -------------------------------------------------------------
                             $203           $ 627

IF YOU DID NOT REDEEM YOUR SHARES, YOUR COSTS WOULD BE THE SAME.

ADDITIONAL INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

General
-------
The Portfolio may invest in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Portfolio Turnover
------------------
The Portfolio generally purchases securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Portfolio's portfolio whenever the Advisor believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Portfolio to incur higher brokerage costs, which may adversely affect the Portfolio's performance, and may produce increased taxable distributions.

Options and Other Derivatives
-----------------------------
The Portfolio may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Portfolio may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Portfolio's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Portfolio will be dependent on the Advisor's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Portfolio's use of derivatives may also increase the amount of taxes payable by shareholders.

WHO MANAGES THE PORTFOLIO

THE INVESTMENT ADVISOR
----------------------

Citco-Quaker Fund Advisors, Inc. ("CQFA") serves as Investment Advisor to the Portfolio under a written agreement with the Penn Street Fund, Inc. (the "Company"). The shareholders of the Portfolio have approved the agreement. CQFA is a Delaware corporation doing business and registered with the Securities and Exchange Commission ("SEC") as an investment Advisor.

CQFA's address is 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482. CQFA is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc. ("CQFS"), a Delaware corporation registered with the SEC as a transfer agent. CQFS also serves as transfer agent, administrator and fund accountant to each Portfolio of the Company under a written agreement for such services.

David D. Jones is President of CQFA and is responsible for the day-to-day activities of CQFA. Mr. Jones has been an investment professional for more than 20 years. Prior to joining Citco-Quaker, Mr. Jones had a private law firm that specialized in mutual fund law. He has also been a commercial litigator, mutual fund portfolio manager, and fixed income securities trader. Mr. Jones is a director of the Company. This position, along with his positions as President of both CQFA and CQFS, results in his being considered an "affiliated person" of the Portfolio under federal law.

CQFA is responsible for the overall investment operations of the Portfolio; it provides or arranges to provide day-to-day investment advisory services to the Portfolio and is primarily responsible to the Board for the conduct of the Portfolio's investment activities. CQFA will prepare quarterly reports to the Board concerning the investment activities of the Portfolio (or more frequently if the Board requires). CQFA is responsible for ensuring that the Portfolio is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

CQFA is authorized to engage persons, subject to Board and shareholder approval, to serve the Company's Portfolio as Sub-Advisors. These Sub-Advisors provide day-to-day investment advice and choose the securities in which the Portfolio will invest. The Sub-Advisors report directly to CQFA, and CQFA will be responsible to report to the Board for any errors or omissions made by a Sub-Advisor. For its services to the Portfolio, CQFA receives an annual fee of 0.75%, calculated daily and paid monthly, based on the average daily net assets of the Portfolio, 0.75% of which is paid to the Portfolio's Sub-Advisor.

THE SUB-ADVISOR
---------------

Jonathan James, LLC, 4112 Tall Tree Drive, Orlando, FL 32810 ("JJL"), serves as sub-Advisor to the Portfolio pursuant to a written agreement for such services. JJL was established as a Florida limited liability company in November, 2002 and is registered as an investment Advisor with the SEC under the Investment Advisors Act of 1940, as amended. JJL is a new company formed to serve as sub-adviser to the Portfolio.. JJL is controlled by Mr. Jonathan James and operates exclusively as an investment advisory firm to the Portfolio.

For its services to the Portfolio, JJL receives an annual fee of 0.50%, calculated daily and paid monthly, based on the average daily net assets of the Portfolio, paid by the Investment Advisor, CQFA, out of the fee it receives from the Portfolio.

HOW TO BUY AND SELL SHARES

PRICING OF SHARES
The price you pay for a share of the Portfolio, and the price you receive upon selling or redeeming a share of the Portfolio, is based upon the Portfolio's net asset value ("NAV"). The NAV is calculated by taking the total value of the Portfolio's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value  =  Total Net Assets - Liabilities
                    ------------------------------
                    Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Portfolio shares will be priced at the next NAV calculated after your order is received in proper form by the Portfolio's transfer agent, Citco-Quaker Fund Services, Inc. ("CQFS" or the "Transfer Agent"). Your order must be placed with the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. The Portfolio's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Portfolio's Board of Directors. The Portfolio may use pricing services to determine market value.

INVESTING IN THE PORTFOLIO

No-Load Shares
--------------
No-load Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Portfolio of your choice.

Distribution Fees
-----------------
The Penn Street Fund, Inc. (the "Company") has adopted a distribution and shareholder servicing plan (the "Plan"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), for the Portfolio. The Plan provides for fees to be deducted from the average net assets of the Portfolio in order to compensate the Underwriter, Advisor and others for expenses relating to the promotion and sale of shares of the Portfolio.

Under the Plan, shares of the Portfolio compensate the Underwriter, Advisor and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), of the Portfolio's average daily net assets.

The Distribution Plan provide that the Portfolio may finance activities which are primarily intended to result in the sale of the Portfolio's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plan is reviewed annually by the Company's Board of Directors and may be renewed only by majority vote of the shareholders of the Portfolio or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Directors of the Company, as that term is defined in the 1940 Act.

MINIMUM INVESTMENTS

YOUR PURCHASE OF PORTFOLIO SHARES IS SUBJECT TO THE FOLLOWING MINIMUM INVESTMENT
AMOUNTS:

                  MINIMUM
TYPE OF           INVESTMENT              SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT         INVESTMENTS
---------------------------------------------------------------------
REGULAR           $2,000                  $100
IRAs              $1,000                  $100
---------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM
TYPE OF           INVESTMENT              SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT         INVESTMENTS
---------------------------------------------------------------------
REGULAR           $2,000                  $100 per month minimum
IRAs              $1,000                  $100 per month minimum
---------------------------------------------------------------------

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons. If a check does not clear your bank or the Portfolio is unable to debit your predesignated bank account on the day of purchase, the Portfolio reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Portfolio (or its agent) has the authority to redeem shares in your account(s) from the Portfolio to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Portfolio.

Your investment in the Portfolio should be intended to serve as a long-term investment vehicle. The Portfolio is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Portfolio reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Portfolio, which includes investors with a history of excessive trading. The Portfolio also reserves the right to stop offering shares at any time.

Opening and Adding To Your Account
----------------------------------
You can invest in the Portfolio by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Portfolio through an automatic payment plan. Any questions you may have can be answered by calling the Portfolio, toll free, at 1-866-207-5175.

Purchases through Financial Services Organizations
--------------------------------------------------
You may purchase shares of the Portfolio through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Portfolio shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Portfolio. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail
-------------------------
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to The Andrew Portfolio, and mail the form and check to:

                           The Penn Street Fund, Inc.
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your Portfolio's public offering price ("POP") calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, take the following steps:

1.   Call 1-866-207-5175 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                         Atlantic Central Banker's Bank
                                 ABA # 031301752
                          Millennium Bank A/C # 220232
                      F/C Citco-Quaker Fund Services, Inc.
                                  A/C 100061043

Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Portfolio account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Portfolio shares by wire, you must complete and file an Account Application form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan
-------------------------
You may purchase shares of the Portfolio through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the

Portfolio. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Portfolio may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-866-207-5175.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share POP determined at the close of business on the day that the transfer agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Portfolio shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Portfolio will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Portfolio and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Portfolio and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
The Portfolio reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Portfolio, for any payment check returned to the custodian for insufficient funds.

If you place an order for Portfolio shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Redemption requests should be mailed via U.S. mail to:

                           The Penn Street Funds, Inc.
                    c/o CITCO-Quaker Portfolio Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

or by overnight courier service to:

                           The Penn Street Funds, Inc.
                    c/o CITCO-Quaker Portfolio Services, Inc.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482

The selling price of the shares being redeemed will be the Portfolio's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

     1.   Your account number;
     2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
     3. The signatures of all account owners exactly as they are registered on the account;
     4.   Any required signature guarantees; and
     5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)   if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)  any redemption  transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Portfolio shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Portfolio from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Portfolio by calling the Transfer Agent at 1-866-207-5175 if you elected to use telephone redemption on your Account
Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Portfolio may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption At The Option Of The Portfolio
-----------------------------------------
If the value of the shares in your account falls to less than $2,000 for Class A shares and $25,000 for No-Load shares, the Portfolio may notify you that, unless your account is increased to an amount exceeding those minimums, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring your account up to the appropriate minimum before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below the minimum requirement as the result of market action. The Portfolio reserves this right because of the expense to the Portfolio of maintaining very small accounts.

Exchange Feature
----------------
You may exchange your shares of the Portfolio for the same share class of any other Penn Street Portfolio without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Portfolio and purchase of shares of another Portfolio at each Portfolio's respective closing NAV next determined after a request for exchange has been received and is a taxable transaction. You may direct the Company to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Portfolio(s) to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Company to be an abusive practice that is not in the best interests of current shareholders of the Portfolio(s). Such a pattern may, at the discretion of the Company, be limited by that Portfolio's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Company will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Portfolio or its other shareholders. The Board of Directors of the Company reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

Systematic Withdrawal Plan
--------------------------
Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Portfolio to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Portfolio has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or is available by calling the Portfolio. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Portfolio. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Company upon sixty days written notice or by a shareholder upon written notice to the Portfolio. Applications and further details may be obtained by calling the Company at 1-866-207-5175 or by writing to the Transfer Agent.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. The Portfolio's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Portfolio realizes capital gains when it sells a security for more than it paid for it. The Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) generally once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Portfolio. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

TAX CONSIDERATIONS

The Portfolio intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Portfolio must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Portfolio intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Portfolio's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Portfolio unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Portfolio have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Portfolio.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Portfolio may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments  may also be  subject  to  backup  withholding  if you fail to  certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Portfolio during the following January.

Distributions by the Portfolio will result in a reduction in the fair market value of the Portfolio's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Portfolio.

GENERAL INFORMATION

The Portfolio will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, The Portfolio may describe general economic and market conditions affecting the Portfolio and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Portfolio may also, from time to time, compare its performance to the one or more appropriate indices.

According to the law of Maryland under which the Company is organized, and the Company's Articles of Incorporation and by-laws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Portfolio will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under
Section 16(c) of the Investment Company Act of 1940, as amended.

Protecting your personal information is a priority for the Company and our privacy policy has been designed to support this objective. The Portfolio may collect non-public personal information from you in the following ways:

     1. From information provided by you on applications or other forms submitted to the Portfolio or to the Transfer Agent; and

     2.   From information arising from your investment in the Portfolio.

The Company utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Portfolio authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Company does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Portfolio has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and the Portfolio may disclose information about you or information that you have provided to the Portfolio to the Adviser in connection with the Adviser's responsibilities to the Portfolio.

The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Portfolio, Investment Advisor, Sub-Advisor, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Portfolio, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Portfolio. The Board is responsible for overseeing the implementation of the Codes. The Portfolio has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FOR MORE INFORMATION

Additional information about the Portfolio is available in the Portfolio's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Portfolio. A current SAI, dated May 14, 2003, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning the Portfolio, or to request a copy of the SAI or other documents relating to the Portfolio, please contact the Portfolio at:

                           The Penn Street Funds, Inc.
                    c/o CITCO-Quaker Portfolio Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100
                                 1-866-207-5175

A copy of your requested document(s) will be sent to you within three days of your request.


Information about the Portfolio (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolio is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


               The Portfolio's Investment Company Act File No. is:
                                    811-09078

                       STATEMENT OF ADDITIONAL INFORMATION
                             PENN STREET FUNDS, INC.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                            Telephone 1-866-207-5175

                                 March 14, 2003

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information in addition to that contained in the prospectus of The Andrew Portfolio (the "Portfolio"), dated March 14, 2003 and should be read in conjunction with the Portfolio's Prospectus. You may obtain a copy of the Prospectus, free of charge, by writing to The Penn Street Fund, Inc. ( the "Company"), c/o Citco-Quaker Portfolio Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100 or by calling 1-866-207-5175.

                                TABLE OF CONTENTS

Investment Policies and Restrictions
Investment Restrictions
Investment Advisor
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Independent Accountants
Distribution Plan
General Information
Financial Statements

--------------------------------------------------------------------------------

                      INVESTMENT POLICIES AND RESTRICTIONS

The Portfolio's investment objectives and the manner in which the Portfolio pursues its investment objectives are generally discussed in the prospectus.
This section provides additional information concerning the Portfolio's investments and its investment restrictions.

In addition to its primary investments, the Portfolio may invest in the following:

U.S. GOVERNMENT TREASURY BILLS, TREASURY NOTES, AND TREASURY BONDS are direct obligations of the U.S. Government. As such, these instruments are generally considered to have the highest credit standing. Securities backed by the full faith and credit of the United States Government (direct obligations) carry minimal credit risk; shareholders are generally exposed only to interest rate risk.

U.S. GOVERNMENT AGENCY SECURITIES are securities issued by instrumentalities of the U.S. Government. Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

REPURCHASE AGREEMENTS ("Repos") In a Repo, the Portfolio purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Portfolio at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Portfolio must be collateralized by qualifying securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Portfolio, and the Portfolio may only enter into Repos with U.S. banks or qualifying broker/dealers, provided that the Portfolio's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities.

CASH RESERVES The Portfolio may hold up to 15% of its net assets in cash to meet liquidity needs.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS The Portfolio may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place at some future date. The Portfolio may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Portfolio that might otherwise be unavailable. The Portfolio has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Portfolio will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

OTHER INVESTMENT LIMITATIONS
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Portfolio. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors of the Company. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fixed  income  securities  will  ordinarily  be traded  on the  over-the-counter market. When market quotations are not readily available, fixed income securities may be valued based on prices provided by a pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. Such matrix system may be based upon the considerations described above used by other pricing services and information obtained by the pricing agent from the Advisors and other pricing sources deemed relevant by the pricing agent.

EQUITY SECURITIES The Portfolio may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. The Portfolio may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). Stocks held in the portfolio of the Portfolio will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market. Under normal conditions, at least 85% of the Portfolio's total assets will be invested in equity securities. Warrants and rights are excluded for purposes of this calculation.

FOREIGN SECURITIES The Portfolio may invest up to 5% of its net assets in foreign securities.

SHORT-TERM INVESTMENTS The Portfolio also will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Portfolio operating expenses. As a temporary defensive measure, the Portfolio may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Portfolio invests its assets in such securities as a temporary defensive measure, it will not be pursuing its stated investment objective.

OPTIONS The Portfolio may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment  will  not  correlate  to  changes  in the  value  of the  underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Portfolio will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Portfolio may invest not more than 10% of its total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Portfolio will write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Portfolio has purchased. The Portfolio may only write
(sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS To hedge against changes in securities prices or interest rates, the Portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Portfolio will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Portfolio may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Portfolio's total assets. Otherwise, the Portfolio may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

SHORT SELLING- The Portfolio may engages in short selling, which involves special risks and requires special investment expertise. When a Portfolio engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases instead, the Portfolio loses money. Further, during the time when the Portfolio is short the security, the Portfolio must borrow that security in order to make delivery on the previous sale, which raises the cost to the portfolio. The Portfolio may not commit in excess of 10% of its net assets to short sales.

MONEY MARKET INSTRUMENTS Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Portfolio. For temporary defensive purposes, an Advisor may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from the Portfolio's normal investment approach and invest up to 100% of the net assets of the Portfolio in these instruments.

U.S. GOVERNMENT SECURITIES The Portfolio may invest a portion of its portfolio in U.S. Government Securities, as defined above.

REPURCHASE AGREEMENTS The Portfolio may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Portfolio acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Portfolio effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays in recovering its cash, or a loss in value due to a decline in the value of the securities held.

INVESTMENT COMPANIES In order to achieve its investment objective, the Portfolio may invest up to 10% of the value of its total assets in securities of other investment companies. The Portfolio may invest in any type of investment company consistent with the Portfolio's investment objective and policies. The Portfolio will not acquire securities of any one investment company if, immediately thereafter, the Portfolio would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Portfolio's total assets, or securities issued by such company and securities held by the Portfolio issued by other investment companies would have an aggregate value in excess of 10% of the Portfolio's total assets. To the extent the Portfolio invest in other investment companies, the shareholders of the Portfolio would indirectly pay a portion of the operating costs of the investment companies.

ILLIQUID  INVESTMENTS  The  Portfolio  may invest up to 10% of its net assets in illiquid  securities.  Illiquid  securities  are  those  that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Directors, the Advisor determines the liquidity of the Portfolio's investments. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

SPECIAL SITUATIONS The Portfolio may invest in special situations from time to time. A special situation arises when, in the opinion of Portfolio management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Portfolio will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Portfolio's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS The Portfolio may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place at some future date. The Portfolio may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Portfolio that might otherwise be unavailable. The Portfolio has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Portfolio will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION Notwithstanding its other investment policies, the Portfolio may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Portfolio. Although such an investment may be made in the sole discretion of the Directors, the Portfolio's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

PORTFOLIO TURNOVER The Portfolio will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Because this is a new Portfolio, an annual portfolio turnover percentage is not available, but the Sub-Advisor expects the Portfolio's annual portfolio turnover to be less than 100% for its first fiscal year.

High portfolio turnover in any year will result in the payment by the Portfolio of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A

100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The Portfolio has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities" of the Portfolio as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, or (2) 67% or more of the shares of the Portfolio present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

As a matter of fundamental policy, the Portfolio may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Portfolio will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Portfolio assets (except that the Aggressive Growth Portfolio may engage in short sales of securities to the extent described in the Prospectus);

(2) Invest for the purpose of exercising control or management of another issuer;

(3) Purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, or mortgage-backed securities for the Fixed Income Portfolio as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(4) Underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(5) Participate on a joint or joint and several basis in any trading account in securities; or

(6) Make loans of money or securities, except that the Portfolio may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and
(iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities; and

(7) under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry.

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, the
Portfolio:

(1) May not invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) May not invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) May not invest in the securities of any issuer if those officers or Directors of the Company and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) May not purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions;

                               INVESTMENT ADVISOR

Information on the Portfolio' Investment Advisor and Sub-Advisors is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Portfolio.

General Advisor Duties
----------------------
The Investment Advisor and Advisors supervise and implements the investment activities of the Portfolio, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of each Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Portfolio' portfolio investments will be effected.

The Advisory and Sub-advisory Agreement provide that each Advisor shall not be liable for any loss suffered by the Portfolio or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Advisory and Sub-advisory Agreement each has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Portfolio who are not "interested persons" of the Portfolio or the Advisor cast in person at a meeting called for the purpose of voting on such approval, and
(b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio.

The Advisory and Sub-advisory Agreement each will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Board  Considerations  in Approving  the  Investment  Advisory and  Sub-Advisory
--------------------------------------------------------------------------------
Agreements
----------
In approving the investment advisory agreement between the Portfolio and Citco-Quaker Fund Advisors, Inc., the Board considered a number of factors which it considered material to the Agreement. Among those factors was the fact that CQFA currently served as investment adviser to each of the Fund's existing Portfolio under a "manager of Managers" arrangement, and that CQFA would provide the same supervision, regulatory compliance services, portfolio oversight services, and reporting functions as it currently provided to each existing Portfolio. The Board examined the fees to be paid to CQFA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board noted that CQFA's exclusive function was to serve as investment adviser to the Fund's Portfolio, so other than the fees received for such services, there were no other fall-out benefits or ancillary benefits that would accrue to other CQFA clients. Because CQFA served as a manager of managers, there was no concern about soft dollar arrangements or interested party transactions between the Portfolio and CQFA. Because CQFA is an affiliate of the Fund's transfer agent, CQFS, the Board was assured of the financial capabilities of CQFA and that CQFA would have adequate access to the books, records and transactions of the Fund to properly perform its duties. Lastly, the Board concluded that the staff and senior management of CQFA were experienced industry professionals that would perform their functions in a capable manner. The Board did not assign any relative value to the factors it considered. Instead, it considered all such factors, taken as a whole.

In approving the sub-advisory agreement between the Portfolio, CQFA and Jonathan James LLC. ("JJL"), the Board considered a number of factors which it considered material to the Agreement. Among those factors was the proposed management style of JJL and its fit into the Portfolio's investment objective and principal investment strategies. The Board examined the fees to be paid to JJL by CQFA and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Board noted that JJL possessed the facilities necessary to support the new Portfolio during its growth phase. The Board noted with approval that JJL was not involved in any soft dollar arrangements and had no present plans to become so involved. Lastly, the Board concluded that the staff and senior management of CQFA were experienced industry professionals that would perform their functions in a capable manner. The Board did not assign any relative value to the factors it considered. Instead, it considered all such factors, taken as a whole.

                             DIRECTORS AND OFFICERS

The Board Of Directors ("Board" or "Directors") has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Portfolio are managed by the Portfolio's Advisor and Sub-Advisor, subject to the Bylaws of the Company and review by the Board. The Directors of the Company, including those Directors who are also officers, are listed below.

-------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF OFFICE                                      NUMBER OF      OTHER
NAME, ADDRESS &       POSITION(S) HELD  & LENGTH OF       PRINCIPAL OCCUPATION(S) DURING    PORTFOLIO      DIRECTORSHIPS
DATE OF BIRTH         FUND WITH THE     TIME SERVED       PAST 5 YEARS                      OVERSEEN       HELD
-------------------------------------------------------------------------------------------------------------------------------
MR. JEFFRY H. KING    Interested        Each Director     Chairman of Quaker Securities,        Five        Director, Quaker
SR.                   Director,         serves for an     Inc., 1288 Valley Forge Road,                     Securities, Inc.
                      Chairman          indefinite        Suite 75, Valley Forge, Pa                        Director, Quaker
1288 Valley Forge                       period of         19482, an institutional                              Funds, Inc.
Road, Suite 75,                         time.  Mr. King   broker/dealer firm, since                           Trustee, The
Valley Forge, PA                        has been a        1990.  Shareholder and Chairman                   Quaker Investment
19482                                   Director since    of the Board of Directors of                       Trust. Director
                                        May, 2002         Quaker Funds, Inc., Valley                         of Citco-Quaker
(12-06-1942)                                              Forge, PA, an investment                           Fund Services,
                                                          advisory firm, since 1996.                       Inc., Citco-Quaker
**(1)                                                                                                        Fund Advisors,
                                                                                                                Inc. and
                                                                                                            Citco-Quaker Fund
                                                                                                           Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
MR. DAVID D. JONES,   Interested        Each Director     President & CEO of Citco-Quaker       Five           Director of
ESQ.                  Director, Vice    serves for an     Fund Services, Inc., since                        Citco-Quaker Fund
                      Chairman,         indefinite        March, 2001.  President and                        Services, Inc.,
1288 Valley Forge     Secretary         period of         controlling shareholder of                        Citco-Quaker Fund
Road, Suite 88,                         time.  Mr.        David Jones & Assoc., P.C., a                    Advisors, Inc. and
Valley Forge, PA                        Jones has been    law firm, from 01/98 to                           Citco-Quaker Fund
19482                                   a Director        03/2001.  Executive Vice                         Distributors, Inc.
                                        since May, 2002.  President of Pauze Swanson
(09-18-1957)                                              Capital Management Co. an
                                                          investment advisory firm, from
                                                          06/96 to 01/98.  Mr. Jones
**(2)                                                     holds a B.A in economics from
                                                          the University of Texas at
                                                          Austin and a juris doctorate
                                                          degree, with honors, from Saint
                                                          Mary's University School of Law
                                                          in San Antonio, TX.  Mr. Jones
                                                          is a licensed attorney in the
                                                          State of Texas.
-------------------------------------------------------------------------------------------------------------------------------
MR. JAMES R.          Independent       Each Director     Principal and Senior Insurance        Five           Independent
BRINTON               Director          serves for an     Broker for Robert J. McAllister                    Trustee of The
                                        indefinite        Agency, Inc., 123 West                            Quaker Investment
123 West Lancaster                      period of         Lancaster Avenue, Wayne PA                             Trust.
Avenue, Wayne PA                        time.  Mr.        19087, a commercial insurance
19087                                   Brinton has       brokerage firm, since 1979.  BA
                                        been a Director   in business from Marietta
(07-03-1954)                            since May, 2002.  College; licensed as a property
                                                          and casualty broker and life,
                                                          accident and health agent.
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
MR. VINCENT P.        Independent       Each Director     Retired general practice              Five              None
SMALL                 Director          serves for an     partner for
                                        indefinite        PriceWaterhouseCoopers with 34
30 Valley Stream                        period of         years of diversified accounting
Parkway, Malvern,                       time.  Mr.        and audit experience.
PA  19482                               Small has         Extensive client experience and
                                        served as a       involvement in a number of
(01-09-1944)                            Director since    areas, including coordination
                                        the Fund's        with internal audit
                                        inception in      departments, merger and
                                        2000.             acquisition reviews, and
                                                          corporate restructurings.
-------------------------------------------------------------------------------------------------------------------------------
MR. LEE G. FISHMAN    Independent       Each Director     Founder, CEO and President of         Five              None
                      Director          serves for an     BPM Group, Inc., 2, Merion
30 Valley Stream                        indefinite        Station, Pennsylvania, from
Parkway, Malvern,                       period of         1975 to 1999,. Mr. Fishman
PA  19482                               time.  Mr.        currently serves as a Venture
                                        Fishman has       Capitalist offering evaluation,
                                        served as a       due diligence and review of
(01-06-54)                              Director since    business plans for potential
                                        the Fund's        investment opportunities.
                                        inception in
                                        2000.
-------------------------------------------------------------------------------------------------------------------------------
MR. RICHARD W.        Independent       Each Director     Principal with Hirtle Callaghan         Five              None
STEVENS               Director          serves for an     & Co., an investment advisory
                                        indefinite        firm, since 2001.  Principal
Five Tower Bridge,                      period of         with the Vanguard Group, High
Suite 500                               time.  Mr.        Net Worth Services Group, from
300 Barr Harbor                         Brinton has       1995 to 2001.  Partner with
Drive                                   been a Director   Price Waterhouse and  had his
West Conshohocken,                      since May, 2002.  own law practice.  B.A. in
PA  19428                                                 economics from Lafayette
                                                          College, Juris Doctorate from
(09-18-1956)                                              Rutgers University School of
                                                          Law, and L.L.M. (Masters in
                                                          Taxation) from Villanova School
                                                          of Law.
-------------------------------------------------------------------------------------------------------------------------------
MR. C. GARRETT        Independent       Each Director     Chief Operating Officer, DG             Five              None
WILLIAMS              Director          serves for an     Capital Management, Inc.,
                                        indefinite        Boston, MA, an investment
1288 Valley Forge                       period of         advisory firm, since 2001.
Road, Suite 88                          time.  Mr.        Senior Vice President- Client
Valley Forge ,PA                        Williams has      Services, Fidelity management
19482                                   been a Director   Trust Company, Boston, MA, from
                                        since May, 2002.  1997 to 2001.  Over 25 years
(12-12-1954)                                              investment industry
                                                          experience.  BA degree in
                                                          economics from Gettysburg
                                                          College, Gettysburg, PA.
-------------------------------------------------------------------------------------------------------------------------------
MR. EDMUND B. PYLE,   Independent       Each Director     Partner in the law firm of Pyle         Five              None
III, ESQ.             Director          serves for an     and Mocha since January, 1989.
                                        indefinite        Temple University School of
340 Jug Hollow                          period of         Law, Juris Doctorate, 1986.
Road, Phoenixville,                     time.  Mr.        Rensselar Polytechnic
PA  19460                               Brinton has       Institute, completed PhD
                                        been a Director   coursework, 1969. University of
(03-18-1940)                            since May, 2002.  Arizona, MS in mechanical
                                                          engineering, 1964. Worcester
                                                          Polytechnic Institute, BS, 1962.
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Jeffry H. King, Sr. is considered an "interested person" because he is a director and shareholder of Citco-Quaker Fund Services, Inc., the administrator to the Fund. Because Citco-Quaker Fund Advisors, Inc., the proposed new master investment adviser to each Portfolio of the Fund, is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc., Mr. King is also an indirect shareholder of Citco-Quaker Fund Advisors, Inc.
(2) Mr. David D. Jones is considered an "interested person" because he is an executive officer and shareholder of Citco-Quaker Fund Services, Inc., the administrator to the Fund. Because Citco-Quaker Fund Advisors, Inc., the proposed new master investment adviser to each Portfolio of the Fund, is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc., Mr. Jones is also an indirect shareholder of Citco-Quaker Fund Advisors, Inc.

The Board met four times during the Fund's most recently completed fiscal year. Each then current Director attended 75% or more of the respective meetings of the Board and the committees of which he/she was a member that were held during that period. The Fund pays Directors who are not interested persons of the Fund fees for each Board meeting and committee meeting attended, plus expense reimbursement. As reflected above, certain of the Directors are officers and/or shareholders in various entities that provide services to the Fund and are therefore considered to be "interested persons" as defined in the 1940 Act. Directors who are "interested persons" as defined under the 1940 Act receive no compensation from the Fund for their services as Directors. The table below shows, for each Director entitled to receive compensation from the Penn Street Fund, Inc. (the "Company"), the aggregate compensation paid or accrued by the Company for its fiscal year ending October 31, 2002.


--------------------------------------------------------------------------------
                                PENSION OR
                                RETIREMENT        ESTIMATED
                 AGGREGATE      BENEFITS ACCRUED  ANNUAL         TOTAL
                 COMPENSATION   AS PART OF        BENEFITS UPON  COMPENSATION
NAME OF TRUSTEE  FROM COMPANY   TRUST'S EXPENSES  RETIREMENT     PAID TO TRUSTEE
--------------------------------------------------------------------------------
Vincent P. Small       $0.00             $0.00          $0.00           $0.00
--------------------------------------------------------------------------------
Lee Fishman            $0.00             $0.00          $0.00           $0.00
--------------------------------------------------------------------------------
James R. Brinton       $0.00             $0.00          $0.00           $0.00
--------------------------------------------------------------------------------
C. Garrett Williams    $0.00             $0.00          $0.00           $0.00
--------------------------------------------------------------------------------
Edmund B. Pyle         $0.00             $0.00          $0.00           $0.00
--------------------------------------------------------------------------------
Richard W. Stevens     $0.00             $0.00          $0.00           $0.00
--------------------------------------------------------------------------------

The Company currently does not pay pension or retirement benefits to its directors, nor does the Company have standing nominating or compensation committees.

The Board of Directors has formed an Audit Committee to oversee the financial reporting of the Company, nominate independent auditors to conduct audits of the Fund's financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are Vincent P. Small, James R. Brinton, Edmund Pyle and Richard
W. Stevens. The Audit Committee met twice during the Fund's fiscal year ended October 31, 2002.

OFFICERS. Information about the executive officers of the Fund, with their respective dates of birth and terms as officers, is set forth below.

-------------------------------------------------------------------------------------------------------------------------------
                      POSITION(S)       TERM OF OFFICE &                                         NUMBER OF     OTHER
NAME, ADDRESS &       HELD WITH THE     LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING       PORTFOLIO     DIRECTORSHIPS
DATE OF BIRTH         FUND              SERVED              PAST 5 YEARS                         OVERSEEN      HELD
-------------------------------------------------------------------------------------------------------------------------------
MR. G. MICHAEL        President,        Mr. Mara has        Managing Director and President,         Five        Independent
MARA                  Treasurer         served as the       Millennium Capital Advisors, Inc.,                 Trustee of The
                                        Fund's President    30 Valley Stream Parkway, Malvern,                     Quaker
30 Valley Stream                        since its           PA  19355, an asset management                       Investment
Parkway, Malvern,                       inception in 2000.  firm, since 2000.  Previously                          Trust.
PA  19355                                                   principal, Vanguard Fiduciary
                                                            Trust Company, The Vanguard Group,
(05-05-1955)                                                Valley Forge, PA, from 1997 to
                                                            1999.  District Manager and Senior
                                                            Vice President, Merrill Lynch
                                                            Trust Company, 1995 to 1997.
                                                            Served in various increasingly
                                                            responsible roles within Merrill
                                                            Lynch from 1986 to 1997.  U.S.
                                                            Army Intelligence and Security
                                                            Command in Augsburg, Germany from
                                                            1976-1980.  MBA in management from
                                                            The American University,
                                                            Washington, DC; BA in Business
                                                            Communications from Emerson
                                                            College, Boston, MA
-------------------------------------------------------------------------------------------------------------------------------
MR. PAUL GIORGIO      Treasurer and     Mr. Giorgio has     Chief Financial Officer,                 Five           None
                      Chief             served as           Citco-Quaker Fund Services, Inc.,
1288 Valley Forge     Accounting        Treasurer to the    since May, 2001.  Chief Financial
Road, Suite 88,       Officer           Fund since May,     Officer, Quaker Securities, Inc.,
Valley Forge, PA                        2002                from 2000 to 2001.  Chief
19482                                                       Financial Officer, Declaration
                                                            Service Company, from 1997 to 2001
(09-26-72)
-------------------------------------------------------------------------------------------------------------------------------

The officers of the Company are elected by the Board at an annual or other meeting of the Board to serve until their successors are elected and qualified. Officer of the fund serve without compensation.

SHAREHOLDINGS

As of December 31, 2002, no current Director or nominee owned in excess of 5% of the total outstanding shares of any Portfolio except as shown below.

---------------------------------------------------------------------------
                                                AGGREGATE DOLLAR RANGE OF
                                                EQUITY SECURITIES
                                                OVERSEEN OR TO BE
                                                OVERSEEN WITHIN THE SAME
NAME OF                 DOLLAR RANGE OF EQUITY  FAMILY OF INVESTMENT
DIRECTOR/NOMINEE        SECURITIES IN THE FUND  COMPANIES AS THE FUND
---------------------------------------------------------------------------
Mr. David D. Jones               None                      None
Mr. Jeffry H. King, Sr.          None                      None
Mr. James R. Brinton             None                      None
Mr. Vincent P. Small             None                      None
Mr. Richard W. Stevens           None                      None
Mr. C. Garrett Williams          None                      None
Mr. Edmund Pyle                  None                      None
Mr. Lee Fishman                  None                      None
---------------------------------------------------------------------------

As of December 31, 2002, the Directors, as a group, owned beneficially more than five percent of the following Funds:

---------------------------------------------------------------------------
NAME OF FUND                         PERCENTAGE OWNERSHIP BY DIRECTORS IN
                                     THE AGGREGATE
---------------------------------------------------------------------------
Cumberland Taxable Income                            None
---------------------------------------------------------------------------
Penn Street Advisors Sector                          None
Rotational
---------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS

For the Fund's fiscal year ended October31, 2002, the Fund has selected Briggs, Bunting & Dougherty to serve as the Fund's principal independent accountant. Beard Miller served as the Fund's principal independent accountant for the Fund's previously completed fiscal year.

The following table sets forth the fees paid to Briggs, Bunting & Dougherty for the Fund's most recent fiscal year ended October 31, 2002.

---------------------------------------------------------------------------
                           FINANCIAL INFORMATION
       AUDIT FEES            SYSTEMS DESIGN AND         ALL OTHER FEES
                              IMPLEMENTATION
---------------------------------------------------------------------------
         $17,500                   $0.00                    $0.00
---------------------------------------------------------------------------

At a meeting held on January 29, 2003, the Board of Directors of the Fund considered the independence of Briggs, Bunting & Dougherty, received a letter from Briggs, Bunting & Dougherty attesting to its independence, and, after full deliberation, reached the conclusion that fees paid to Briggs, Bunting & Dougherty were solely for services rendered to the Fund in its capacity as an independent auditor.

Control Persons and Shareholders Owning in Excess of 5% of Portfolio Shares
---------------------------------------------------------------------------

This is a new Portfolio. Prior to the effective date of the Portfolio, that Portfolio's Sub-Advisor intends to purchase all of the Portfolio's outstanding shares and will be then deemed to "control" the Portfolio.

CODE OF ETHICS
--------------
The Penn Street Fund and each of the Portfolio's investment advisors have adopted a Code of Ethics (the "Code") as required by Rule 17J-1 of the Investment Company Act of 1940. The Code requires that no partner, officer or employee ("Covered Person") shall purchase or sell, directly or indirectly, any security, or right, warrant or option for such security, in which he or she has, or by reason of such transaction acquires, any direct or indirect Beneficial Ownership and (i) which to his or her actual knowledge is then being considered for purchase or sale, or is being purchased or sold (including a security subject to a pending buy or sell order) by a Portfolio for a Client Account or (ii) which is listed on the then current Schedule of Securities. This prohibition shall apply to Covered Persons who are portfolio managers and securities analysts for seven calendar days before and after a Client Account he or she manages or serves trades in such security.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

From time to time the Funds also quote "Average Annual Total Return (After Taxes of Distributions)" for specified time periods of 1, 5 and 10 year intervals.

Average Annual Total Return (After Taxes of Distributions) is computed as follows:

                               P(1+T)^[n] = ATV
                                               D

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return (after taxes on distributions) n = number of years
          ATV  = ending value of a hypothetical $1,000 payment made at the
             D beginning of the 1-, 5-, or 10 year period at the end of the 1-, 5- or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fixed Income Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                          Yield =2[(A - B/CD + 1)^6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions of the Portfolio's shares will be made at net asset value ("NAV"). The Portfolio's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of the Portfolio, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Portfolio is open for business on each day that the NYSE is open. The Portfolio's share price or NAV is normally determined as of 4:00 p.m., Eastern time. The Portfolio's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Portfolio liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

Redemptions in Kind.
--------------------
The Portfolio does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Directors, make it undesirable for the Portfolio to pay for all redemptions in cash. In such case, the Board of Directors may authorize payment to be made in readily marketable portfolio securities of the Portfolio. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

                                 TAX INFORMATION

The Portfolio intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Portfolio must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Portfolio qualifies as a RIC and distribute at least 90% of their net investment income, the Portfolio will not be subject to Federal income tax on the income so distributed. However, the Portfolio would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Portfolio intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Portfolio's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Portfolio unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Portfolio may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on

December 31st if paid by the Portfolio during the following January.

Distributions by the Portfolio will result in a reduction in the fair market value of the Portfolio's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

Dividends. A portion of the Portfolio's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Portfolio's income is derived from qualifying dividends. Because the Portfolio may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Portfolio that qualifies for the deduction generally will be less than 100%. The Portfolio will notify corporate shareholders annually of the percentage of Portfolio dividends that qualifies for the dividend received deductions.

A portion of the Portfolio's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Portfolio will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Portfolio are made by the Advisor or Sub-Advisor. In placing purchase and sale orders for portfolio securities for the Portfolio, it is the policy of the Advisor or Sub-Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. The Portfolio may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Portfolio's brokerage may be used to pay for a research service that is used in managing another client of the Advisor.

The Advisor or Sub-Advisor may purchase or sell portfolio securities on behalf of the Portfolio in agency or principal transactions. In agency transactions, the Portfolio generally pays brokerage commissions. In principal transactions, the Portfolio generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Advisor or Sub-Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor or Sub-Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor or Sub-Advisor feels that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor or Sub-Advisor may combine transaction orders placed on behalf of the Portfolio with orders placed on behalf of any other fund or private account managed by the Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the funds or accounts involved.

Trading by the Portfolio Manager
--------------------------------
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Portfolio, the Advisor or Sub-Advisor, and the Distributor have adopted Codes of Ethics restricting personal securities trading by the Portfolio's Advisors. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by the Advisors in securities held or to be acquired by the Portfolio, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

The Advisor or Sub-Advisor may execute trades for the Portfolio with broker/dealers that are affiliated with the Portfolio and/or officers and directors of the Portfolio. These affiliated broker/dealers would receive commissions from such trades and such commissions may be used as part of a compensation package to its employees who may also be affiliated with the Portfolio. The Company has adopted procedures to monitor and control such activities, and any such trading activities must be reported to the Board and reviewed at least quarterly.

                                    CUSTODIAN

Millennium Bank (the "Custodian"), 30 Valley Stream Parkway, Malvern, PA 19482, serves as custodian for the Portfolio's assets. The Custodian acts as the depository for the Portfolio, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Portfolio's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Portfolio an annual fee based on the average net assets of the Portfolio held by the Custodian.

                                 TRANSFER AGENT

Citco-Quaker Fund Services, Inc. ("CQFS), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, serves as the Portfolio's transfer, dividend paying, and shareholder servicing agent. CQFS, subject to the authority of the Board of Directors, provides transfer agency services pursuant to an agreement with the Company, dated September 30, 2002. CQFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Portfolio shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Company, the Company pays CQFS an annual fee, paid monthly, based on the average net assets of the Portfolio, as determined by valuations made as of the close of each business day of the month. The Portfolio is charged its pro rata share of such expenses.

                                 ADMINISTRATION

CQFS also acts as administrator to the Company pursuant to a written agreement with the Company. CQFS supervises all aspects of the operations of the Portfolio except those performed by the Portfolio's Advisor under the Portfolio's investment advisory agreements. CQFS is responsible for:

(a)  calculating the Portfolio's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Portfolio;
(d)  preparing the Portfolio's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Portfolio's financial accounts and records.

For its services to the Company, the Company pays CQFS an annual fee, paid monthly, based on the average net assets of the Portfolio, as determined by valuations made as of the close of each business day of the month. The Portfolio is charged its pro rata share of such expenses.

                                   DISTRIBUTOR

Citco-Quaker Fund Distributors, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 ("CQFD"), acts as the principal underwriter of the Portfolio's shares pursuant to a written agreement with the Company ("Distribution Agreement").

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Pursuant to the Distribution Agreement, CQFD facilitates the registration of the Portfolio' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Portfolio, CQFD is paid an annual fixed of $20,000 fee by the Company. CQFD also retains certain underwriting concessions from the sale of Portfolio shares.

                             INDEPENDENT ACCOUNTANTS

The firm of Briggs, Bunting & Dougherty serves as independent accountants for the Portfolio, and will audit the annual financial statements of the Portfolio, prepare the Portfolio's federal and state tax returns, and consult with the Portfolio on matters of accounting and federal and state income taxation.

                                DISTRIBUTION PLAN

As noted in the Portfolio's Prospectus, the Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby each share class of the Portfolio is authorized to pay a fee per annum of the Portfolio's average daily net assets to the Sponsor and others to compensate them for certain expenses incurred in the distribution of the Portfolio's shares and the servicing or maintaining of existing Portfolio shareholder accounts. The fees may be paid on a monthly basis, in arrears.

Fees accruing under the Plan may be used for a variety of purposes, including, but not limited to advertising, printing, compensation to underwriters and brokers, compensation to sales personnel, interest, carrying and other financing charges, payments to third parties for sub-accounting and sub-transfer agency services, and other related items.

The Plan is a compensation plan, meaning that fees are accrued and paid to the distributor without regard to the actual expenditures incurred by the distributor eligible to be paid from such fees. The Board of Directors is responsible for monitoring fees accrued and paid under the Plan and eligible expenses incurred by the distributor to ensure that the distributor is not unjustly enriched from such fees that shareholder interest is protected. Because this is a new Portfolio without an operating history, no fees have been accrues or paid under the Plan. This Portfolio may engage in joint distribution efforts with other Portfolio in the Fund and in such event, fees accruing under the Plan would be allocated to such efforts on a relative asset size basis. No interested person of the Fund and no independent director currently has any direct or indirect interest in the operation of the Plan.

In approving the Plan, the Board of Directors, in the exercise of their reasonable business judgment, concluded that the inclusion of the Plan would provide need revenue to allow for the marketing and distribution of Portfolio shares. Since this is a new Portfolio, such efforts are even more important than with a more mature fund, in that the gathering of assets into the Portfolio would have the effect of allowing the Portfolio to enjoy certain economies of scale with the likely result of overall cost savings to the shareholders. The Board reviews the Plan at least annually to determine if the Plan's operation continues to work in the best interests of the portfolio's shareholders.

                               GENERAL INFORMATION

The Company is a corporation organized under Maryland law and operates as an open-end management investment company. The Company's Articles of Incorporation authorize the Board of Directors to divide

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shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Articles currently provide for the shares of six series. The Company does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Company or an individual series, such as the Portfolio, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Directors shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Company, including the Portfolio, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareholders of the Company voting together, without regard to a particular series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Portfolio will be fully paid and non-assessable.

The Articles of Incorporation and by-laws provide that the Directors of the Company will not be liable in any event in connection with the affairs of the Company, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Company property for satisfaction of claims arising in connection with the affairs of the Company. With the exceptions stated, the Declaration of Company provides that a Director or officer is entitled to be indemnified against all liability in connection with the affairs of the Company.

Other Expenses. The Portfolio is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Portfolio' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Directors, outside auditing and legal expenses, all taxes and corporate fees payable by the Portfolio, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Portfolio also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Company will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Directors among one or more series in such a manner as it deems fair and equitable.

The Company does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Directors. The Board of Directors shall promptly call a meeting for the purpose of electing or removing Directors when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Company. The term of office of each Director is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Company may remove a Director from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

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Shareholders  of the  Company  will  vote in the  aggregate  and  not by  series
(Portfolio) or class, except as otherwise required by the 1940 Act or when the Board of Directors determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting
an  individual  series,   include,  but  are  not  limited  to,  the  investment
objectives,   policies  and   restrictions  of  that  series.   Shares  have  no
subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Company may elect all the Directors.

Reporting to Shareholders. The Portfolio will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Portfolio will be audited by independent accountants. In addition, the Portfolio will send to each shareholder having an account directly with the Portfolio, a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Portfolio may be directed in writing to 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 or by calling 1-866-207-5175.

                              FINANCIAL STATEMENTS

Because this is a reconstituted Portfolio, financial statements are not yet available.

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